Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Freedom Lifetime Income III Portfolio
September 30, 2021
VIPFLI-III-NPRT3-1121
1.822348.116
Domestic Equity Funds - 26.1%
	Shares	Value ($)
VIP Contrafund Portfolio Investor Class (a)	30,835	1,629,030
VIP Equity-Income Portfolio Investor Class (a)	63,941	1,702,115
VIP Growth & Income Portfolio Investor Class (a)	76,867	1,940,126
VIP Growth Portfolio Investor Class (a)	16,285	1,673,072
VIP Mid Cap Portfolio Investor Class (a)	10,625	471,321
VIP Value Portfolio Investor Class (a)	65,677	1,247,201
VIP Value Strategies Portfolio Investor Class (a)	37,205	608,298
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,385,593)		9,271,163

International Equity Funds - 26.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio Investor Class (a)	274,074	3,793,183
VIP Overseas Portfolio Investor Class (a)	197,291	5,678,034
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $6,542,474)		9,471,217

Bond Funds - 41.5%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	251,122	2,870,325
Fidelity International Bond Index Fund (a)	27,658	277,405
Fidelity Long-Term Treasury Bond Index Fund (a)	72,757	1,054,249
VIP High Income Portfolio Investor Class (a)	130,811	710,306
VIP Investment Grade Bond Portfolio Investor Class (a)	714,242	9,799,396
TOTAL BOND FUNDS (Cost $13,613,837)		14,711,681

Short-Term Funds - 5.7%
	Shares	Value ($)
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b) (Cost $2,021,096)	2,021,096	2,021,096

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $27,563,000)	35,475,157
NET OTHER ASSETS (LIABILITIES) - 0.0%	5
NET ASSETS - 100.0%	35,475,162

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Inflation-Protected Bond Index Fund	2,434,020	605,199	256,377	87	2,764	84,719	2,870,325
Fidelity International Bond Index Fund	-	279,731	783	-	(1)	(1,542)	277,405
Fidelity Long-Term Treasury Bond Index Fund	812,759	532,376	222,768	18,442	(18,524)	(49,594)	1,054,249
VIP Contrafund Portfolio Investor Class	1,667,313	165,581	377,000	80,447	94,965	78,171	1,629,030
VIP Emerging Markets Portfolio Investor Class	4,218,403	686,596	911,345	167,826	108,561	(309,032)	3,793,183
VIP Equity-Income Portfolio Investor Class	1,758,977	182,430	444,279	58,509	39,136	165,851	1,702,115
VIP Government Money Market Portfolio Investor Class 0.01%	2,669,226	351,035	999,165	194	-	-	2,021,096
VIP Growth & Income Portfolio Investor Class	2,004,288	217,179	538,752	60,901	84,028	173,383	1,940,126
VIP Growth Portfolio Investor Class	1,698,966	314,714	359,923	202,827	58,196	(38,881)	1,673,072
VIP High Income Portfolio Investor Class	703,846	51,442	66,684	5,856	52	21,650	710,306
VIP Investment Grade Bond Portfolio Investor Class	9,805,725	1,415,608	1,213,826	144,086	(16,795)	(191,316)	9,799,396
VIP Mid Cap Portfolio Investor Class	485,890	32,607	118,941	1,862	21,662	50,103	471,321
VIP Overseas Portfolio Investor Class	5,097,689	1,078,403	954,780	155,196	78,445	378,277	5,678,034
VIP Value Portfolio Investor Class	1,287,895	100,683	376,146	3,058	77,522	157,247	1,247,201
VIP Value Strategies Portfolio Investor Class	629,748	45,734	194,519	998	30,812	96,523	608,298
	35,274,745	6,059,318	7,035,288	900,289	560,823	615,559	35,475,157

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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